Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	September 30, 2019

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.0% (a)
ENERGY: 0.0%
Chaparral Energy, Inc., Class A (b)	23,306	$31,230

HEALTH CARE: 0.0%
Interactive Health, Inc. (b)(c)(d)	706	0

TOTAL COMMON STOCKS		31,230
(Cost $599,882)

PREFERRED STOCKS: 0.6%
HEALTH CARE: 0.0%
Interactive Health, Inc., 0.000% (b)(c)(d)	1,412	0

LEISURE: 0.6%
RLJ Lodging Trust, REIT, 1.950%	80,000	2,159,200

TOTAL PREFERRED STOCKS		2,159,200
(Cost $2,439,866)

BONDS: 96.6%
CORPORATE BONDS: 95.7%
AUTOMOTIVE: 2.4%
Allison Transmission, Inc., 144A, 5.000%, 10/01/24 (e)	$1,000,000	1,023,750
Allison Transmission, Inc., 144A, 4.750%, 10/01/27 (e)	500,000	515,625
IHO Verwaltungs GmbH, 144A, 6.000%, 05/15/27 (e)	2,000,000	2,030,000
Meritor, Inc., 6.250%, 02/15/24	2,225,000	2,294,532
Nexteer Automotive Group Ltd., 144A, 5.875%, 11/15/21 (e)	1,000,000	1,017,338
Panther BF Aggregator 2, LP/Panther Finance Co., Inc., 144A, 6.250%, 05/15/26 (e)	1,000,000	1,055,000
Panther BF Aggregator 2, LP/Panther Finance Co., Inc., 144A, 8.500%, 05/15/27 (e)	900,000	913,500
		8,849,745

BANKING: 2.2%
Ally Financial, Inc., 4.250%, 04/15/21	1,000,000	1,025,000
Ally Financial, Inc., 4.125%, 02/13/22	1,500,000	1,537,500
Ally Financial, Inc., 3.875%, 05/21/24	1,000,000	1,037,300
Ally Financial, Inc., 5.750%, 11/20/25	2,000,000	2,247,540
Ally Financial, Inc., 8.000%, 11/01/31	1,000,000	1,387,500
CIT Bank NA, 2.969%, 09/27/25 (f)	1,000,000	1,001,575
		8,236,415

BASIC INDUSTRY: 11.5%
Advanced Drainage Systems, Inc., 144A, 5.000%, 09/30/27 (e)	1,000,000	1,016,240
Alcoa Nederland Holding BV, 144A, 7.000%, 09/30/26 (e)	1,000,000	1,090,030
Alcoa Nederland Holding BV, 144A, 6.125%, 05/15/28 (e)	500,000	533,700
Arconic, Inc., 5.900%, 02/01/27	2,000,000	2,242,401
Boise Cascade Co., 144A, 5.625%, 09/01/24 (e)	2,000,000	2,077,500
Cleveland-Cliffs, Inc., 144A, 4.875%, 01/15/24 (e)	950,000	971,375

Core & Main Holdings, LP, 144A, 8.625%, 09/15/24 (e)	1,000,000	1,011,250
Core & Main, LP, 144A, 6.125%, 08/15/25 (e)	1,500,000	1,503,750
FXI Holdings, Inc., 144A, 7.875%, 11/01/24 (e)	1,000,000	872,500
Hexion, Inc., 144A, 7.875%, 07/15/27 (e)	1,000,000	987,500
Infrabuild Australia Pty, Ltd., 144A, 12.000%, 10/01/24 (e)	1,000,000	1,030,000
Ingevity Corp., 144A, 4.500%, 02/01/26 (e)	1,425,000	1,417,875
Koppers, Inc., 144A, 6.000%, 02/15/25 (e)	1,000,000	1,005,630
Lennar Corp., 4.750%, 05/30/25	1,000,000	1,072,300
Lennar Corp., 5.250%, 06/01/26	2,000,000	2,170,000
Mercer International, Inc., 6.500%, 02/01/24	1,500,000	1,543,125
Mercer International, Inc., 7.375%, 01/15/25	1,000,000	1,044,100
Neon Holdings, Inc., 144A, 10.125%, 04/01/26 (e)	1,000,000	1,010,000
New Enterprise Stone & Lime Co., Inc., 144A, 10.125%, 04/01/22 (e)	1,500,000	1,548,750
New Enterprise Stone & Lime Co., Inc., 144A, 6.250%, 03/15/26 (e)	950,000	973,750
New Gold, Inc., 144A, 6.375%, 05/15/25 (e)	1,000,000	938,350
Novelis Corp., 144A, 5.875%, 09/30/26 (e)	1,500,000	1,576,800
Sappi Papier Holding GmbH, 144A, 7.500%, 06/15/32 (e)	930,000	976,500
SPCM SA, 144A, 4.875%, 09/15/25 (e)	950,000	971,375
Standard Industries, Inc., 144A, 6.000%, 10/15/25 (e)	1,500,000	1,580,190
Standard Industries, Inc., 144A, 5.000%, 02/15/27 (e)	2,000,000	2,075,600
Starfruit Finco BV/US Holdco, LLC, 144A, 8.000%, 10/01/26 (e)	1,000,000	1,006,250
Taylor Morrison Communities, Inc., 144A, 5.875%, 06/15/27 (e)	500,000	551,250
Taylor Morrison Communities, Inc./Holdings II, Inc., 144A, 5.625%, 03/01/24 (e)	1,550,000	1,666,250
TRI Pointe Group, Inc., 5.250%, 06/01/27	1,000,000	1,007,500
US Concrete, Inc., 6.375%, 06/01/24	2,000,000	2,090,000
USG Corp., 144A, 4.875%, 06/01/27 (e)	2,000,000	2,005,000
WESCO Distribution, Inc., 5.375%, 06/15/24	1,500,000	1,556,250
		43,123,091

CAPITAL GOODS: 5.1%
ARD Finance SA, 7.125%, 09/15/23	1,000,000	1,035,000
ARD Securities Finance SARL, 144A, 8.750%, 01/31/23 (e)	2,205,775	2,294,005
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 4.125%, 08/15/26 (e)	1,000,000	1,008,750
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 5.250%, 08/15/27 (e)	1,000,000	1,015,000
Bombardier, Inc., 144A, 8.750%, 12/01/21 (e)	1,000,000	1,083,750
Bombardier, Inc., 144A, 7.500%, 12/01/24 (e)	1,000,000	1,002,500
Bombardier, Inc., 144A, 7.500%, 03/15/25 (e)	1,000,000	1,002,500
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.750%, 02/01/26	1,650,000	1,730,438
F-Brasile SpA/US, LLC, 144A, 7.375%, 08/15/26 (e)	1,000,000	1,045,000
Manitowoc Co, Inc., The, 144A, 9.000%, 04/01/26 (e)	1,000,000	982,500
Mueller Water Products, Inc., 144A, 5.500%, 06/15/26 (e)	2,000,000	2,095,000
OI European Group BV, 144A, 4.000%, 03/15/23 (e)	1,500,000	1,513,125
Owens-Brockway Glass Container, Inc., 144A, 6.375%, 08/15/25 (e)	950,000	1,011,750
RBS Global, Inc. / Rexnord LLC, 144A, 4.875%, 12/15/25 (e)	1,000,000	1,032,400
Vertiv Group Corp., 144A, 9.250%, 10/15/24 (e)	950,000	920,313
Vertiv Intermediate Holding Corp., 144A, 12.000%, 02/15/22 (e)	500,000	450,625
		19,222,656

CONSUMER GOODS: 5.9%
Central Garden & Pet Co, 5.125%, 02/01/28	1,000,000	1,025,000
Cott Holdings, Inc., 144A, 5.500%, 04/01/25 (e)	1,500,000	1,561,920
KeHE Distributors, LLC/Finance Corp., 144A, 8.625%, 10/15/26 (e)	1,000,000	1,021,875
Lamb Weston Holdings, Inc., 144A, 4.625%, 11/01/24 (e)	1,000,000	1,057,400
Performance Food Group, Inc., 144A, 5.500%, 06/01/24 (e)	2,500,000	2,562,500
Performance Food Group, Inc., 144A, 5.500%, 10/15/27 (e)	250,000	264,375
Post Holdings, Inc., 144A, 5.000%, 08/15/26 (e)	1,000,000	1,040,850
Post Holdings, Inc., 144A, 5.750%, 03/01/27 (e)	1,450,000	1,544,540
Post Holdings, Inc., 144A, 5.500%, 12/15/29 (e)	1,500,000	1,569,375
Prestige Brands, Inc., 144A, 6.375%, 03/01/24 (e)	2,500,000	2,612,500
Sigma Holdco BV, 144A, 7.875%, 05/15/26 (e)	1,000,000	1,002,500
Spectrum Brands, Inc., 6.125%, 12/15/24	1,000,000	1,042,750
Spectrum Brands, Inc., 144A, 5.000%, 10/01/29 (e)	1,000,000	1,020,000
Tempur Sealy International, Inc., 5.500%, 06/15/26	2,500,000	2,615,625
US Foods, Inc., 144A, 5.875%, 06/15/24 (e)	2,000,000	2,067,500
		22,008,710

ENERGY: 8.8%
Antero Resources Corp., 5.625%, 06/01/23	2,000,000	1,740,000
Apergy Corp., 6.375%, 05/01/26	1,000,000	997,500
Archrock Partners LP/Finance Corp., 6.000%, 10/01/22	1,000,000	1,013,750
Archrock Partners LP/Finance Corp., 144A, 6.875%, 04/01/27 (e)	1,000,000	1,066,210
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 144A, 10.000%, 04/01/22 (e)	1,000,000	1,004,700
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 144A, 7.000%, 11/01/26 (e)	500,000	420,000
Cheniere Corpus Christi Holdings, LLC, 5.125%, 06/30/27	1,000,000	1,096,874
DCP Midstream Operating, LP, 5.125%, 05/15/29	1,000,000	1,020,000
Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 05/01/25	1,000,000	1,001,250
Extraction Oil & Gas, Inc., 144A, 7.375%, 05/15/24 (e)	500,000	330,000
Extraction Oil & Gas, Inc., 144A, 5.625%, 02/01/26 (e)	475,000	293,313
Genesis Energy, LP/Finance Corp., 5.625%, 06/15/24	1,000,000	962,500
Genesis Energy, LP/Finance Corp., 6.500%, 10/01/25	1,000,000	978,750
Global Partners, LP/GLP Finance Corp., 144A, 7.000%, 08/01/27 (e)	1,000,000	1,032,500
Great Western Petroleum LLC/Finance Corp., 144A, 9.000%, 09/30/21 (e)	1,000,000	875,000
Hess Infrastructure Partners LP/Finance Corp., 144A, 5.625%, 02/15/26 (e)	1,950,000	2,047,500
Laredo Petroleum, Inc., 6.250%, 03/15/23	1,500,000	1,323,750
Oasis Petroleum, Inc., 144A, 6.250%, 05/01/26 (e)	1,000,000	815,000
Parkland Fuel Corp., 144A, 6.000%, 04/01/26 (e)	2,500,000	2,650,000
Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.750%, 03/01/25	2,000,000	2,048,320
Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.875%, 03/01/27	1,500,000	1,540,530
Sunoco LP/Finance Corp., 6.000%, 04/15/27	1,000,000	1,067,480
Sunoco LP/Finance Corp., 5.875%, 03/15/28	1,000,000	1,063,750
Superior Plus, LP/General Partner, Inc., 144A, 7.000%, 07/15/26 (e)	2,000,000	2,120,040
Targa Resources Partners, LP/Finance Corp., 5.250%, 05/01/23	1,000,000	1,011,250
Targa Resources Partners, LP/Finance Corp., 144A, 6.500%, 07/15/27 (e)	500,000	546,795
Targa Resources Partners, LP/Finance Corp., 5.000%, 01/15/28	500,000	506,900
Targa Resources Partners, LP/Finance Corp., 144A, 6.875%, 01/15/29 (e)	500,000	547,535
TransMontaigne Partners LP/TLP Finance Corp., 6.125%, 02/15/26	2,000,000	1,935,000
		33,056,197

FINANCIAL SERVICES: 4.4%
Avolon Holdings Funding, Ltd., 144A, 5.125%, 10/01/23 (e)	500,000	531,750
Avolon Holdings Funding, Ltd., 144A, 5.250%, 05/15/24 (e)	500,000	536,650
Avolon Holdings Funding, Ltd., 144A, 4.375%, 05/01/26 (e)	1,000,000	1,035,550
CIT Group, Inc., 5.000%, 08/01/23	2,000,000	2,137,500
CIT Group, Inc., 5.250%, 03/07/25	500,000	546,250
CIT Group, Inc., 6.125%, 03/09/28	1,000,000	1,172,500
Fair Isaac Corp, 144A, 5.250%, 05/15/26 (e)	1,000,000	1,072,500
Fly Leasing, Ltd., 6.375%, 10/15/21	3,000,000	3,058,125
Park Aerospace Holdings, Ltd., 144A, 5.250%, 08/15/22 (e)	500,000	528,200
Park Aerospace Holdings, Ltd., 144A, 5.500%, 02/15/24 (e)	2,000,000	2,163,300
Springleaf Finance Corp., 6.875%, 03/15/25	1,000,000	1,104,375
Springleaf Finance Corp., 7.125%, 03/15/26	1,500,000	1,666,800
Springleaf Finance Corp., 6.625%, 01/15/28	1,000,000	1,077,800
		16,631,300

HEALTH CARE: 6.1%
Avantor, Inc., 144A, 6.000%, 10/01/24 (e)	1,500,000	1,611,045
Avantor, Inc., 144A, 9.000%, 10/01/25 (e)	2,000,000	2,245,000
Centene Corp., 144A, 5.375%, 06/01/26 (e)	950,000	996,313
Encompass Health Corp., 4.500%, 02/01/28	500,000	506,750
Encompass Health Corp., 4.750%, 02/01/30	500,000	506,450
Endo Dac/Finance, LLC/Finco, Inc., 144A, 6.000%, 07/15/23 (e)	819,000	506,429
Endo Dac/Finance, LLC/Finco, Inc., 144A, 6.000%, 02/01/25 (e)	1,000,000	595,000
HCA, Inc., 5.875%, 05/01/23	1,750,000	1,929,375
HCA, Inc., 5.375%, 02/01/25	1,000,000	1,095,000

HCA, Inc., 5.875%, 02/15/26	1,000,000	1,120,300
HCA, Inc., 5.375%, 09/01/26	475,000	523,070
Hill-Rom Holdings, Inc., 144A, 4.375%, 09/15/27 (e)	2,000,000	2,049,700
IQVIA, Inc., 144A, 5.000%, 05/15/27 (e)	1,000,000	1,050,000
MPT Operating Partnership LP/Finance Corp., 6.375%, 03/01/24	1,000,000	1,049,540
MPT Operating Partnership LP/Finance Corp., 5.000%, 10/15/27	1,000,000	1,050,000
MPT Operating Partnership, LP/Finance Corp., 4.625%, 08/01/29	1,000,000	1,031,875
Par Pharmaceutical, Inc., 144A, 7.500%, 04/01/27 (e)	1,000,000	918,750
Sabra Health Care, LP, REIT, 5.125%, 08/15/26	1,000,000	1,069,813
Verscend Escrow Corp., 144A, 9.750%, 08/15/26 (e)	2,000,000	2,137,240
Vizient, Inc., 144A, 6.250%, 05/15/27 (e)	1,000,000	1,075,000
		23,066,650

INSURANCE: 1.1%
Fidelity & Guaranty Life Holdings, Inc., 144A, 5.500%, 05/01/25 (e)	2,000,000	2,155,000
GTCR AP Finance, Inc., 144A, 8.000%, 05/15/27 (e)	2,000,000	2,060,000
		4,215,000

LEISURE: 3.5%
Carlson Travel, Inc., 144A, 6.750%, 12/15/23 (e)	450,000	461,250
Carlson Travel, Inc., 144A, 9.500%, 12/15/24 (e)	1,000,000	1,012,500
Cedar Fair LP, 5.375%, 04/15/27	1,500,000	1,612,950
ESH Hospitality, Inc., 144A, 4.625%, 10/01/27 (e)	1,000,000	1,006,250
GLP Capital, LP/Financing II, Inc., 5.375%, 04/15/26	1,000,000	1,102,360
GLP Capital, LP/Financing II, Inc., 5.750%, 06/01/28	1,000,000	1,141,240
Hilton Domestic Operating Co., Inc., 144A, 4.875%, 01/15/30 (e)	1,000,000	1,058,350
Hilton Grand Vacations Borrower, LLC /Inc., 6.125%, 12/01/24	1,000,000	1,067,500
Hilton Worldwide Finance, LLC/Corp., 4.625%, 04/01/25	450,000	464,625
Hilton Worldwide Finance, LLC/Corp., 4.875%, 04/01/27	1,425,000	1,506,225
Scientific Games International, Inc., 10.000%, 12/01/22	1,676,000	1,749,325
Scientific Games International, Inc., 144A, 8.250%, 03/15/26 (e)	1,000,000	1,063,350
		13,245,925

MEDIA: 14.3%
Altice Financing SA, 144A, 6.625%, 02/15/23 (e)	1,000,000	1,028,750
Altice Financing SA, 144A, 7.500%, 05/15/26 (e)	2,000,000	2,129,980
Altice France SA, 144A, 6.250%, 05/15/24 (e)	1,168,000	1,209,755
Altice France SA, 144A, 7.375%, 05/01/26 (e)	3,000,000	3,224,130
Altice France SA, 144A, 8.125%, 02/01/27 (e)	500,000	553,125
Altice Luxembourg SA, 144A, 7.750%, 05/15/22 (e)	200,000	204,750
Altice Luxembourg SA, 144A, 7.625%, 02/15/25 (e)	500,000	523,125
Altice Luxembourg SA, 144A, 10.500%, 05/15/27 (e)	2,000,000	2,259,000
Cablevision Systems Corp., 8.000%, 04/15/20	500,000	515,625
Cablevision Systems Corp., 5.875%, 09/15/22	1,000,000	1,080,000
CBS Radio, Inc., 144A, 7.250%, 11/01/24 (e)	1,000,000	1,040,000
CCO Holdings, LLC/Capital Corp., 144A, 5.125%, 05/01/23 (e)	1,000,000	1,027,240
CCO Holdings, LLC/Capital Corp., 144A, 5.375%, 05/01/25 (e)	1,000,000	1,040,000
CCO Holdings, LLC/Capital Corp., 144A, 5.750%, 02/15/26 (e)	2,000,000	2,119,000
CCO Holdings, LLC/Capital Corp., 144A, 5.500%, 05/01/26 (e)	1,000,000	1,049,900
CCO Holdings, LLC/Capital Corp., 144A, 5.375%, 06/01/29 (e)	2,500,000	2,668,750
Clear Channel Worldwide Holdings, Inc., 144A, 9.250%, 02/15/24 (e)	851,000	937,087
Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, 08/15/27 (e)	500,000	522,175
CSC Holdings, LLC, 144A, 5.375%, 07/15/23 (e)	500,000	514,375
CSC Holdings, LLC, 144A, 10.875%, 10/15/25 (e)	1,000,000	1,134,325
CSC Holdings, LLC, 144A, 5.500%, 05/15/26 (e)	1,000,000	1,054,900
CSC Holdings, LLC, 144A, 7.500%, 04/01/28 (e)	1,000,000	1,131,150
CSC Holdings, LLC, 144A, 5.750%, 01/15/30 (e)	2,000,000	2,092,740
Entercom Media Corp., 144A, 6.500%, 05/01/27 (e)	500,000	523,750
iHeartCommunications, Inc., 8.375%, 05/01/27	2,000,000	2,170,600
iHeartCommunications, Inc., 144A, 5.250%, 08/15/27 (e)	1,000,000	1,042,500
LSC Communications, Inc., 144A, 8.750%, 10/15/23 (e)	500,000	367,500
MDC Partners, Inc., 144A, 6.500%, 05/01/24 (e)	1,000,000	916,250
Nexstar Broadcasting, Inc., 144A, 6.125%, 02/15/22 (e)	1,171,000	1,188,565
Nexstar Broadcasting, Inc., 144A, 5.625%, 08/01/24 (e)	1,000,000	1,043,350
Nexstar Escrow, Inc., 144A, 5.625%, 07/15/27 (e)	2,000,000	2,100,000
Nielsen Finance LLC / Nielsen Finance Co., 144A, 5.000%, 04/15/22 (e)	1,500,000	1,511,700
Outfront Media Capital, LLC/ Corp., 144A, 5.000%, 08/15/27 (e)	2,000,000	2,104,200
Sirius XM Radio, Inc., 144A, 4.625%, 07/15/24 (e)	1,000,000	1,039,330
Sirius XM Radio, Inc., 144A, 5.375%, 04/15/25 (e)	1,100,000	1,144,000
Sirius XM Radio, Inc., 144A, 5.375%, 07/15/26 (e)	2,450,000	2,581,345
TEGNA, Inc., 144A, 5.000%, 09/15/29 (e)	2,000,000	2,030,240
The Neilsen Co. Luxembourg SARL, 144A, 5.000%, 02/01/25 (e)	975,000	967,688
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (e)	1,000,000	1,051,550
Virgin Media Secured Finance PLC, 144A, 5.500%, 05/15/29 (e)	1,000,000	1,046,250
VTR Finance BV, 144A, 6.875%, 01/15/24 (e)	1,707,000	1,762,478
		53,651,178

REAL ESTATE: 3.0%
ESH Hospitality, Inc., 144A, 5.250%, 05/01/25 (e)	950,000	984,675
Five Point Operating Co., LP/Capital Corp., 144A, 7.875%, 11/15/25 (e)	950,000	966,625
Greystar Real Estate Partners LLC, 144A, 5.750%, 12/01/25 (e)	1,450,000	1,495,313
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 5.250%, 07/15/24 (e)	3,000,000	3,161,250
iStar, Inc., 6.500%, 07/01/21	1,500,000	1,526,438
iStar, Inc., 6.000%, 04/01/22	500,000	516,050
Kennedy-Wilson, Inc., 5.875%, 04/01/24	1,700,000	1,752,597
Realogy Group, LLC/Realogy Co-Issuer Corp., 144A, 9.375%, 04/01/27 (e)	1,000,000	934,020
		11,336,968

RETAIL: 5.1%
Albertsons Cos., LLC/Safeway, Inc./New Albertsons, LP/Albertson's, LLC, 144A, 7.500%, 03/15/26 (e)	2,000,000	2,235,000
Albertsons Cos., LLC/Safeway, Inc./New Albertsons, LP/Albertson's, LLC, 144A, 5.875%, 02/15/28 (e)	1,000,000	1,060,940
Ingles Markets Inc, 5.750%, 06/15/23	2,000,000	2,047,500
KFC Holding/Pizza Hut Holdings/Taco Bell of America, 144A, 5.000%, 06/01/24 (e)	500,000	520,000
KFC Holding/Pizza Hut Holdings/Taco Bell of America, 144A, 4.750%, 06/01/27 (e)	1,500,000	1,565,625
L Brands, Inc., 5.250%, 02/01/28	1,000,000	932,900
L Brands, Inc., 7.500%, 06/15/29	1,000,000	997,500
Michaels Stores, Inc., 144A, 8.000%, 07/15/27 (e)	2,000,000	2,010,000
Murphy Oil USA, Inc., 4.750%, 09/15/29	1,000,000	1,025,000
New Albertsons, LP, 7.750%, 06/15/26	162,000	166,050
New Red Finance, Inc., 144A, 4.250%, 05/15/24 (e)	500,000	515,800
New Red Finance, Inc., 144A, 5.000%, 10/15/25 (e)	1,000,000	1,036,550
Party City Holdings, Inc., 144A, 6.625%, 08/01/26 (e)	2,000,000	1,985,000
PetSmart, Inc., 144A, 7.125%, 03/15/23 (e)	500,000	472,500
PetSmart, Inc., 144A, 8.875%, 06/01/25 (e)	500,000	476,250
Sally Holdings LLC/Capital, Inc., 5.625%, 12/01/25	1,000,000	1,020,000
Yum! Brands, Inc., 144A, 4.750%, 01/15/30 (e)	1,000,000	1,035,160
		19,101,775

SERVICES: 7.7%
Aramark Services, Inc., 144A, 5.000%, 04/01/25 (e)	1,000,000	1,035,000
Avis Budget Car Rental, LLC/Finance, Inc., 144A, 5.750%, 07/15/27 (e)	1,500,000	1,551,300
Cloud Crane, LLC, 144A, 10.125%, 08/01/24 (e)	1,500,000	1,608,750
GFL Environmental, Inc., 144A, 5.375%, 03/01/23 (e)	1,000,000	1,017,300
GFL Environmental, Inc., 144A, 7.000%, 06/01/26 (e)	500,000	527,500
GFL Environmental, Inc., 144A, 8.500%, 05/01/27 (e)	500,000	555,625
Harsco Corp., 144A, 5.750%, 07/31/27 (e)	1,500,000	1,565,700
Herc Holdings, Inc., 144A, 5.500%, 07/15/27 (e)	1,000,000	1,042,500
IAA, Inc., 144A, 5.500%, 06/15/27 (e)	1,000,000	1,057,500
Iron Mountain, Inc., 5.750%, 08/15/24	1,950,000	1,974,375
Iron Mountain, Inc., 144A, 4.875%, 09/15/29 (e)	1,000,000	1,017,800
KAR Auction Services, Inc., 144A, 5.125%, 06/01/25 (e)	2,500,000	2,600,000
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 9.250%, 05/15/23 (e)	1,598,000	1,682,974
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 5.250%, 04/15/24 (e)	1,000,000	1,029,050
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 5.750%, 04/15/26 (e)	1,000,000	1,043,800
Resideo Funding, Inc., 144A, 6.125%, 11/01/26 (e)	1,500,000	1,586,250
Staples, Inc., 144A, 7.500%, 04/15/26 (e)	1,000,000	1,032,800
Staples, Inc., 144A, 10.750%, 04/15/27 (e)	1,000,000	1,030,000
United Rentals North America, Inc., 6.500%, 12/15/26	1,000,000	1,093,250
United Rentals North America, Inc., 5.250%, 01/15/30	2,000,000	2,103,760
Williams Scotsman International, Inc., 144A, 6.875%, 08/15/23 (e)	2,500,000	2,625,000
		28,780,234

TECHNOLOGY & ELECTRONICS: 2.4%
CommScope Technologies, LLC, 144A, 6.000%, 06/15/25 (e)	500,000	455,000
CommScope, Inc., 144A, 5.500%, 06/15/24 (e)	950,000	897,446
CommScope, Inc., 144A, 6.000%, 03/01/26 (e)	500,000	519,900
Dell International LLC/EMC Corp, 144A, 5.875%, 06/15/21 (e)	2,000,000	2,034,500
Dell International LLC/EMC Corp, 144A, 7.125%, 06/15/24 (e)	1,000,000	1,055,250
Go Daddy Operating Co, LLC/GD Finance Co, Inc., 144A, 5.250%, 12/01/27 (e)	1,000,000	1,055,000
Rackspace Hosting, Inc., 144A, 8.625%, 11/15/24 (e)	1,000,000	924,900
SS&C Technologies, Inc., 144A, 5.500%, 09/30/27 (e)	1,000,000	1,046,900
TIBCO Software, Inc., 144A, 11.375%, 12/01/21 (e)	1,000,000	1,044,062
		9,032,958

TELECOMMUNICATIONS: 8.2%
C&W Senior Financing DAC, 144A, 6.875%, 09/15/27 (e)	1,000,000	1,040,000
CenturyLink, Inc., 7.500%, 04/01/24	1,000,000	1,120,850
CenturyLink, Inc., 5.625%, 04/01/25	950,000	988,000
Cogent Communications Group, Inc., 144A, 5.375%, 03/01/22 (e)	700,000	731,500
Connect Finco SARL/LLC, 144A, 6.750%, 10/01/26 (e)	1,000,000	1,020,000
CyrusOne, LP/Finance Corp., 5.000%, 03/15/24	1,500,000	1,556,250
CyrusOne, LP/Finance Corp., 5.375%, 03/15/27	500,000	535,625
Digicel Group One, Ltd., 144A, 8.250%, 12/30/22 (e)	257,000	154,200

Level 3 Financing, Inc., 5.375%, 01/15/24	1,450,000	1,482,407
Level 3 Financing, Inc., 5.250%, 03/15/26	1,000,000	1,042,350
Level 3 Financing, Inc., 144A, 4.625%, 09/15/27 (e)	2,000,000	2,023,100
Level 3 Parent, LLC, 5.750%, 12/01/22	500,000	503,250
Qwest Corp., 6.875%, 09/15/33	1,500,000	1,503,108
Sable International Finance, Ltd., 144A, 5.750%, 09/07/27 (e)	1,000,000	1,034,700
Sprint Capital Corp., 6.875%, 11/15/28	1,000,000	1,092,700
Sprint Capital Corp., 8.750%, 03/15/32	500,000	617,975
Sprint Communications, Inc., 7.000%, 08/15/20	650,000	672,562
Sprint Communications, Inc., 11.500%, 11/15/21	1,000,000	1,166,250
Sprint Communications, Inc., 6.000%, 11/15/22	2,000,000	2,130,000
Sprint Corp., 7.250%, 09/15/21	2,000,000	2,139,200
Sprint Corp., 7.875%, 09/15/23	1,500,000	1,651,440
Sprint Corp., 7.125%, 06/15/24	1,000,000	1,080,300
T-Mobile USA, Inc., 6.000%, 04/15/24	2,000,000	2,080,000
T-Mobile USA, Inc., 6.375%, 03/01/25	1,000,000	1,038,460
T-Mobile USA, Inc., 6.500%, 01/15/26	500,000	538,845
Zayo Group, LLC /Capital, Inc., 6.375%, 05/15/25	1,000,000	1,033,550
Zayo Group, LLC /Capital, Inc., 144A, 5.750%, 01/15/27 (e)	1,000,000	1,024,800
		31,001,422

TRANSPORTATION: 1.0%
Air Canada, 144A, 7.750%, 04/15/21 (e)	2,500,000	2,690,625
Great Lakes Dredge & Dock Corp., 8.000%, 05/15/22	1,000,000	1,068,300
		3,758,925

UTILITY: 3.0%
AES Corp., 4.500%, 03/15/23	1,000,000	1,025,000
AES Corp., 6.000%, 05/15/26	1,000,000	1,065,000
Azure Power Solar Energy Pvt, Ltd., 144A, 5.650%, 12/24/24 (e)	1,000,000	1,004,250
Clearway Energy Operating, LLC, 5.750%, 10/15/25	1,500,000	1,584,375
Clearway Energy Operating, LLC, 5.000%, 09/15/26	1,000,000	1,027,500
NextEra Energy Operating Partners, LP, 144A, 4.250%, 07/15/24 (e)	1,000,000	1,032,500
NextEra Energy Operating Partners, LP, 144A, 4.250%, 09/15/24 (e)	500,000	517,500
NextEra Energy Operating Partners, LP, 144A, 4.500%, 09/15/27 (e)	1,500,000	1,539,375
TerraForm Power Operating, LLC, 144A, 6.625%, 06/15/25 (e)(f)	1,000,000	1,059,010
TerraForm Power Operating, LLC, 144A, 5.000%, 01/31/28 (e)	1,500,000	1,567,500
		11,422,010

TOTAL CORPORATE BONDS		359,741,159
(Cost $347,619,873)		.

LOANS: 0.9%
RETAIL: 0.4%
PetSmart, Inc., 3 month LIBOR + 3.25%, 5.001%, 03/11/22 (f)	1,671,081	1,633,398

SERVICES: 0.5%
Dun & Bradstreet Corp., The, 3 month LIBOR + 5.00%, 7.181%, 02/08/26 (f)	2,000,000	2,014,820

TOTAL LOANS		3,648,218
(Cost $3,319,766)

TOTAL BONDS		363,389,377
(Cost $350,939,639)

CERTIFICATES OF DEPOSIT: 0.3%
Beneficial State Bank, 1.650%, 01/21/20 (c)	200,000	200,000
Providence Bank & Trust, 0.499%, 08/03/20 (c)	201,203	201,203
Self Help Credit Union, 2.100%, 01/04/20 (c)	100,000	100,000

Shared Interest, Inc., 2.400%, 09/30/21 (c)	500,000	500,000
TOTAL CERTIFICATES OF DEPOSIT		1,001,203
(Cost $1,001,203)

MONEY MARKET: 1.7%
State Street Institutional U.S. Government Money Market Fund, 1.880% (g)(h)	6,488,827	6,488,827
(Cost $6,488,827)

TOTAL INVESTMENTS: 99.2%		373,069,837
(Cost $361,469,417)

Other assets and liabilities - (net): 0.8%		3,028,904

Net Assets: 100.0%		$376,098,741

(a)	Rounds to less than 0.05%.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Security valued using significant unobservable inputs.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(f)	Rate shown reflects the accrual rate as of Septemer 30, 2019 on securities with variable or step rates.
(g)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(h)	Premier Class shares

LIBOR-London Inter-bank Offered Rate. At September 30, 2019 the 1 month and 3 month LIBOR rates were 2.02% and 2.09%, respectively.